May. 01, 2015
VOYA MONEY MARKET PORTFOLIO

Voya Money Market Portfolio

(“Portfolio”)

Supplement dated December 22, 2015

to the Fund’s Adviser Class (“Class ADV”), Class I, Class S,
and Service 2 Class (“Class S2”) Prospectus and Summary Prospectus
(each a “Prospectus” and collectively the “Prospectuses”) and related Statement of Additional Information (“SAI”)

each dated May 1, 2015

The Portfolio’s Board of Trustees (“Board”) approved revisions to the Portfolio’s principal investment strategies in order for the Portfolio to meet the definition of a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended.  The Board has not elected to subject the Portfolio to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio’s weekly liquid assets.  In addition, the Board also approved a revision to the Portfolio’s name.  These revisions will become effective May 1, 2016.  Accordingly, effective May 1, 2016, the Portfolio’s Prospectuses and SAI are revised as follows:

1.	All references to “Voya Money Market Portfolio” in the Portfolio’s Prospectuses and SAI are hereby deleted and replaced with “Voya Government Money Market Portfolio.”

2.	The section entitled “Principal Investment Strategies” of the Portfolio’s Prospectuses are hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash. For purposes of this policy, “government securities” mean any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an agency or instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing.

The Portfolio invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Portfolio may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Portfolio are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules adopted by the Securities and Exchange Commission (the “SEC”). Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act.

The Portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Portfolio will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the sub-adviser (“Sub-Adviser”) may manage the Portfolio more conservatively than if it was not rated.

The Portfolio may invest in other investment companies that are money market funds, to the extent permitted under the Investment Company Act.

In choosing investments for the Portfolio, the Sub-Adviser employs a disciplined, four-step investment process designed to ensure preservation of capital and liquidity, as well as adherence to regulatory requirements. The four steps are: first, a formal list of approved issuers is actively maintained; second, securities of issuers on the approved list that meet maturity guidelines are selected for investment; third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market, and expectations of future interest rates.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

3.	The risks entitled “Bank Instruments,” “Currency,” “Focus Investing,” “Foreign Investments,” “Interest in Loans,” “Mortgage and/or Asset Backed Securities,” “Municipal Obligations,” and “Prepayment and Extension” of the section entitled “Principal Risks” of the Portfolio’s Prospectuses are hereby deleted in their entirety.